Share-Based Payment - Additional Information (Details) € / shares in Units, € in Thousands	3 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2023 kr / shares	Mar. 31, 2023 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Expense | €	€ 13,688	€ 19,968
Share nominal value | kr / shares			kr 1
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares				€ 6.48
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares				€ 145.50
Profit Loss [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Expense | €	€ 13,700	€ 20,000